Employee Benefits	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Employee Benefits

11. Employee Benefits

The Company contributes to a state pension plan run by the Chinese government in respect of its employees in the PRC. The expense of $800, $751 and $640 included in the consolidated statements of comprehensive income (loss) related to this plan, which is calculated at the range of 8% to 14%of the average monthly salary, was provided for the years ended March 31, 2018, 2019 and 2020, respectively.